Financial investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial investments
Financial investments	$ 58,775	$ 92,233	$ 206,547
Investment fund quotas
Financial investments
Financial investments	28,126	38,677
Bank deposit certificate
Financial investments
Financial investments	25,540	44,595
Other
Financial investments
Financial investments	$ 5,109	$ 8,961